Lease liabilities (non-current and current) - Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 62,654	€ 68,228
Later than one year [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	13,039	13,928
One to five years (member)
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	35,461	36,540
More than 5 years [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 14,154	€ 17,760